Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI South Korea ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.3%
Hanwha Aerospace Co. Ltd.	137,278	$80,503,446
Hanwha Systems Co. Ltd.	173,779	5,714,426
Korea Aerospace Industries Ltd.	356,352	21,588,465
		107,806,337
Air Freight & Logistics — 0.5%
Hyundai Glovis Co. Ltd.	180,051	14,775,375
Automobile Components — 1.8%
Hankook Tire & Technology Co. Ltd.(a)	391,795	10,926,833
Hyundai Mobis Co. Ltd.	261,928	48,015,637
		58,942,470
Automobiles — 4.3%
Hyundai Motor Co.	576,691	77,297,094
Kia Corp.	1,017,021	65,773,665
		143,070,759
Banks — 9.9%
Hana Financial Group Inc.	1,237,570	65,088,724
Industrial Bank of Korea	1,352,827	15,413,578
KakaoBank Corp.	825,331	14,031,135
KB Financial Group Inc.	1,580,292	118,907,280
Shinhan Financial Group Co. Ltd.	1,828,907	76,497,750
Woori Financial Group Inc.	2,788,226	38,906,390
		328,844,857
Biotechnology — 3.6%
Alteogen Inc.(a)(b)	172,820	41,328,191
Celltrion Inc.(a)	666,896	77,734,525
		119,062,716
Broadline Retail — 0.0%
Lotte Shopping Co. Ltd.	1	58
Capital Markets — 1.3%
Korea Investment Holdings Co. Ltd.	212,166	16,584,256
Mirae Asset Securities Co. Ltd.(a)	1,389,876	15,637,182
NH Investment & Securities Co. Ltd.	816,294	10,183,770
		42,405,208
Chemicals — 1.1%
LG Chem Ltd.	217,112	30,979,758
SKC Co. Ltd.(a)(b)	99,100	6,380,425
		37,360,183
Diversified Telecommunication Services — 0.3%
LG Uplus Corp.	1,186,130	10,988,024
Electric Utilities — 0.8%
Korea Electric Power Corp.	1,206,418	26,384,620
Electrical Equipment — 5.5%
Doosan Enerbility Co. Ltd.(a)(b)	1,953,529	57,023,644
Ecopro BM Co. Ltd.(a)(b)	225,898	14,654,898
Ecopro Co. Ltd.(a)	473,257	14,627,065
HD Hyundai Electric Co. Ltd.(a)	104,777	28,687,564
LG Energy Solution Ltd.(a)(b)	201,926	41,800,061
LS Electric Co. Ltd.(a)	73,128	13,351,402
POSCO Future M Co. Ltd.(a)(b)	152,016	12,833,130
		182,977,764
Electronic Equipment, Instruments & Components — 2.2%
LG Display Co. Ltd.(a)(b)	1,580,264	9,837,860
LG Innotek Co. Ltd.	77,568	8,129,108
Samsung Electro-Mechanics Co. Ltd.	256,700	22,658,475
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Samsung SDI Co. Ltd.	273,693	$33,463,649
		74,089,092
Entertainment — 1.7%
HYBE Co. Ltd.(a)	107,777	20,786,218
Krafton Inc.(a)(b)	128,433	34,305,024
		55,091,242
Financial Services — 1.0%
Meritz Financial Group Inc.(a)	419,987	33,946,738
Food Products — 0.8%
CJ CheilJedang Corp.	47,155	7,897,354
Orion Corp./Republic of Korea(a)	127,555	10,187,696
Samyang Foods Co. Ltd.	11,390	9,150,381
		27,235,431
Health Care Equipment & Supplies — 0.6%
HLB Inc.(a)(b)	531,632	20,956,406
Hotels, Restaurants & Leisure — 0.4%
Hanjin Kal Corp.(a)	135,491	13,826,135
Household Durables — 1.3%
Coway Co. Ltd.	273,064	17,559,409
LG Electronics Inc.	479,374	24,655,603
		42,215,012
Industrial Conglomerates — 3.6%
LG Corp.	425,949	21,880,757
Samsung C&T Corp.	390,633	42,339,426
SK Inc.	171,047	20,253,740
SK Square Co. Ltd.(a)(b)	421,239	34,841,169
		119,315,092
Insurance — 2.5%
DB Insurance Co. Ltd.	220,191	16,047,685
Samsung Fire & Marine Insurance Co. Ltd.(a)	134,835	39,460,872
Samsung Life Insurance Co. Ltd.	361,188	25,846,676
		81,355,233
Interactive Media & Services — 3.7%
Kakao Corp.(a)	1,362,280	42,091,096
NAVER Corp.(a)	602,487	81,642,049
		123,733,145
IT Services — 0.6%
Samsung SDS Co. Ltd.	200,385	18,860,191
Life Sciences Tools & Services — 1.7%
Samsung Biologics Co. Ltd.(a)(b)(c)	75,981	56,794,055
Machinery — 5.4%
Doosan Bobcat Inc.	304,548	10,351,542
Hanwha Ocean Co. Ltd.(a)(b)	423,484	23,859,066
HD Hyundai Heavy Industries Co. Ltd.(a)	99,616	29,168,617
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	189,036	43,199,551
Hyundai Rotem Co. Ltd.	351,031	37,155,496
Samsung Heavy Industries Co. Ltd.(a)(b)	2,970,159	36,275,143
		180,009,415
Marine Transportation — 0.6%
HMM Co. Ltd.(a)	1,268,690	19,569,838
Metals & Mining — 2.0%
Korea Zinc Co. Ltd.(a)	24,192	12,754,677
POSCO Holdings Inc.	302,201	54,746,087
		67,500,764

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI South Korea ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.4%
HD Hyundai Co. Ltd.	221,631	$17,905,339
SK Innovation Co. Ltd.(a)	305,720	19,808,125
S-Oil Corp.(a)	238,440	9,386,169
		47,099,633
Passenger Airlines — 0.5%
Korean Air Lines Co. Ltd.	895,198	14,583,786
Personal Care Products — 0.8%
Amorepacific Corp.(a)	148,873	14,412,289
LG H&H Co. Ltd.(a)	48,748	11,493,698
		25,905,987
Pharmaceuticals — 0.9%
SK Biopharmaceuticals Co. Ltd.(a)(b)	155,315	10,466,989
Yuhan Corp.	257,336	19,452,189
		29,919,178
Semiconductors & Semiconductor Equipment — 10.5%
Hanmi Semiconductor Co. Ltd.(a)	212,398	12,318,651
SK Hynix Inc.(a)	2,265,458	334,180,192
		346,498,843
Technology Hardware, Storage & Peripherals — 21.2%
Samsung Electronics Co. Ltd.	17,261,312	700,424,119
Tobacco — 1.2%
KT&G Corp.	448,384	38,982,644
Trading Companies & Distributors — 0.3%
Posco International Corp.	293,704	10,404,266
Wireless Telecommunication Services — 0.3%
SK Telecom Co. Ltd.	279,702	10,427,123
Total Common Stocks — 97.6% (Cost: $1,447,911,655)		3,231,361,739
Preferred Stocks
Automobiles — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	114,358	12,237,982
Series 2, Preference Shares, NVS	167,866	17,938,932
		30,176,914
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.6%
Samsung Electronics Co. Ltd., Preference Shares, NVS	539,063	$17,965,797
Total Preferred Stocks — 1.5% (Cost: $26,353,609)		48,142,711
Rights
Aerospace & Defense — 0.0%
Hanwha Aerospace Co. Ltd. (Expires 09/07/25, Strike Price KRW 684,000 )(b)	9,369	862,407
Total Rights — 0.0% (Cost: $—)		862,407
Total Long-Term Investments — 99.1% (Cost: $1,474,265,264)		3,280,366,857
Short-Term Securities
Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	397,271,780	397,430,688
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	1,390,000	1,390,000
Total Short-Term Securities — 12.0% (Cost: $398,820,297)		398,820,688
Total Investments — 111.1% (Cost: $1,873,085,561)		3,679,187,545
Liabilities in Excess of Other Assets — (11.1)%		(368,266,208)
Net Assets — 100.0%		$3,310,921,337

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$148,871,380	$248,583,193 (a)	$—	$20,458	$(44,343)	$397,430,688	397,271,780	$3,084,060 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,360,000	—	(970,000)(a)	—	—	1,390,000	1,390,000	50,926	—
				$20,458	$(44,343)	$398,820,688		$3,134,986	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI South Korea ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	376	06/12/25	$24,534	$1,140,242
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$3,231,361,739	$—	$3,231,361,739
Preferred Stocks	—	48,142,711	—	48,142,711
Rights	—	862,407	—	862,407
Short-Term Securities
Money Market Funds	398,820,688	—	—	398,820,688
	$398,820,688	$3,280,366,857	$—	$3,679,187,545
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,140,242	$—	$—	$1,140,242

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares